Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
As Reported [Member]
Current
Warrant liabilities
Total current liabilities	67,244	101,178
Total liabilities	87,531	120,005
Shareholders’ equity
Share capital	429,120	378,893
Contributed surplus	65,512	43,704
Accumulated deficit	(239,065)	(15)
Total equity	255,567	422,582
Total liabilities and equity	343,098	542,587
Adjustments [Member]
Current
Warrant liabilities	169	63,575
Total current liabilities	169	63,575
Total liabilities	169	63,575
Shareholders’ equity
Share capital	(24,186)	(24,186)
Contributed surplus	(17,859)	(17,859)
Accumulated deficit	41,876	(21,530)
Total equity	(169)	(63,575)
Total liabilities and equity
As restated [Member]
Current
Warrant liabilities	169	63,575
Total current liabilities	67,413	164,753
Total liabilities	87,700	183,580
Shareholders’ equity
Share capital	404,934	354,707
Contributed surplus	47,653	25,845
Accumulated deficit	(197,189)	(21,545)
Total equity	255,398	359,007
Total liabilities and equity	$ 343,098	$ 542,587